Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible assets other than goodwill [abstract]
Intangible Assets	Intangible Assets

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships (1)		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2023	Ps.	75,756	Ps.	85,704	Ps.	9,044	Ps.	1,265	Ps.	171,769	Ps.	10,905	Ps.	13,488	Ps.	1,977	Ps.	5,531	Ps.	31,901	Ps.	203,670
Additions		—		—		—		4		4		1,966		—		261		1,174		3,401		3,405
Acquisitions from business combinations (see Note 4)		—		3,918		26		—		3,944		145		188		—		25		358		4,302
Changes in fair value of past acquisitions		—		(12,273)		7,683		—		(4,590)		—		5,162		—		(117)		5,045		455
Business disposals		(12)		(25,036)		(3,009)		(56)		(28,113)		(482)		(17,788)		—		(29)		(18,299)		(46,412)
Transfer of completed development systems		(224)		—		—		227		3		292		—		—		(295)		(3)		—
Disposals		—		(2)		—		(2)		(4)		(197)		—		(161)		(235)		(593)		(597)
Effect of movements in exchange rates		(1,568)		(3,744)		(810)		45		(6,077)		(424)		(814)		—		(683)		(1,921)		(7,998)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		70		70		70
Impairment		—		(4,995)		—		—		(4,995)		—		—		—		—		—		(4,995)
Business combinations from disposals		—		1,950		—		—		1,950		—		—		—		—		—		1,950
Cost as of December 31, 2023	Ps.	73,952	Ps.	45,522	Ps.	12,934	Ps.	1,483	Ps.	133,891	Ps.	12,205	Ps.	236	Ps.	2,077	Ps.	5,441	Ps.	19,959	Ps.	153,850

(1)Includes customer relationships related to the acquisitions through Envoy Solutions disclosed in Note 4.

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships (1)		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2024	Ps.	73,952	Ps.	45,522	Ps.	12,934	Ps.	1,483	Ps.	133,891	Ps.	12,205	Ps.	236	Ps.	2,077	Ps.	5,441	Ps.	19,959	Ps.	153,850
Additions		—		461		—		95		556		1,774		3		88		1,210		3,075		3,631
Acquisitions from business combinations (see Note 4)		—		2,809		—		—		2,809		—		—		—		1,216		1,216		4,025
Changes in fair value of past acquisitions		—		—		—		—		—		—		(3)		—		3		—		—
Transfer of completed development systems		—		—		—		—		—		670		—		—		(670)		—		—
Disposals		—		—		—		(50)		(50)		(76)		—		—		(31)		(107)		(157)
Effect of movements in exchange rates		657		(371)		289		22		597		2,434		466		145		(867)		2,178		2,775
Changes in value on the recognition of inflation effects		—		—		—		—		—		256		—		—		(123)		133		133
Impairment		—		(1,797)		(1,004)		—		(2,801)		—		—		—		—		—		(2,801)
Cost as of December 31, 2024	Ps.	74,609	Ps.	46,624	Ps.	12,219	Ps.	1,550	Ps.	135,002	Ps.	17,263	Ps.	702	Ps.	2,310	Ps.	6,179	Ps.	26,454	Ps.	161,456

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2025	Ps.	74,609	Ps.	46,624	Ps.	12,219	Ps.	1,550	Ps.	135,002	Ps.	17,263	Ps.	702	Ps.	2,310	Ps.	6,179	Ps.	26,454	Ps.	161,456
Additions		—		—		3		11		14		608		—		227		2,696		3,531		3,545
Changes in fair value of past acquisitions		—		(627)		—		—		(627)		—		—		—		(10)		(10)		(637)
Reclassifications from assets held for sale		—		—		—		—		—		—		—		—		240		240		240
Internal development		—		—		—		—		—		50		—		—		—		50		50
Transfer of completed development systems		—		—		—		—		—		45		—		—		(202)		(157)		(157)
Disposals		—		—		(8)		(28)		(36)		(149)		(4)		—		(4)		(157)		(193)
Effect of movements in exchange rates		(402)		105		(508)		7		(798)		(485)		(3)		—		(406)		(894)		(1,692)
Changes in value on the recognition of inflation effects		—		—		—		—		—		54		—		—		—		54		54
Reclassifications		—		—		—		—		—		654		(113)		108		(541)		108		108
Cost as of December 31, 2025	Ps.	74,207	Ps.	46,102	Ps.	11,706	Ps.	1,540	Ps.	133,555	Ps.	18,040	Ps.	582	Ps.	2,645	Ps.	7,952	Ps.	29,219	Ps.	162,774

Amortization and Impairment Losses	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Amortization as of January 1 2023	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(7,021)	Ps.	(3,152)	Ps.	(939)	Ps.	(1,786)	Ps.	(12,898)	Ps.	(12,898)
Amortization expense		—		—		—		—		—		(1,519)		(1,113)		(116)		(547)		(3,295)		(3,295)
Disposals		—		—		—		—		—		161		—		—		209		370		370
Business disposals		—		—		—		—		—		276		4,010		—		51		4,337		4,337
Impairment		—		—		(36)		—		(36)		—		—		—		—		—		(36)
Effect of movements in exchange rates		—		—		—		—		—		578		188		15		187		968		968
Changes in value on the recognition of inflation effects		—		—		—		—		—		(78)		—		—		—		(78)		(78)
Amortization as of December 31 2023	Ps.	—	Ps.	—	Ps.	(36)	Ps.	—	Ps.	(36)	Ps.	(7,603)	Ps.	(67)	Ps.	(1,040)	Ps.	(1,886)	Ps.	(10,596)	Ps.	(10,632)
Amortization as of January 1 2024	Ps.	—	Ps.	—	Ps.	(36)	Ps.	—	Ps.	(36)	Ps.	(7,603)	Ps.	(67)	Ps.	(1,040)	Ps.	(1,886)	Ps.	(10,596)	Ps.	(10,632)
Amortization expense		—		—		—		—		—		(1,895)		(17)		(226)		(479)		(2,617)		(2,617)
Disposals		—		—		—		—		—		56		27		—		2		85		85
Business disposals		—		—		—		—		—		—		—		—		—		—		—
Impairment		—		—		—		—		—		—		—		—		—		—		—
Effect of movements in exchange rates		(745)		—		—		—		(745)		(648)		(413)		126		(147)		(1,082)		(1,827)
Changes in value on the recognition of inflation effects		—		—		—		—		—		(129)		—		—		—		(129)		(129)
Amortization as of December 31 2024	Ps.	(745)	Ps.	—	Ps.	(36)	Ps.	—	Ps.	(781)	Ps.	(10,219)	Ps.	(470)	Ps.	(1,140)	Ps.	(2,510)	Ps.	(14,339)	Ps.	(15,120)
Amortization as of January 1 2025	Ps.	(745)	Ps.	—	Ps.	(36)	Ps.	—	Ps.	(781)	Ps.	(10,219)	Ps.	(470)	Ps.	(1,140)	Ps.	(2,510)	Ps.	(14,339)	Ps.	(15,120)
Amortization expense		—		—		—		—		—		(1,058)		53		(1)		(1,561)		(2,567)		(2,567)
Disposals		—		—		—		—		—		71		4		—		59		134		134
Business disposals		—		—		—		—		—		—		—		—		(275)		(275)		(275)
Impairment		—		—		—		—		—		6		—		—		2		8		8
Effect of movements in exchange rates		—		—		—		—		—		449		(16)		—		276		709		709
Changes in value on the recognition of inflation effects		—		—		—		—		—		(49)		—		—		—		(49)		(49)
Reclassifications		—		—		—		—		—		(361)		204		(108)		157		(108)		(108)
Amortization as of December 31 2025	Ps.	(745)	Ps.	—	Ps.	(36)	Ps.	—	Ps.	(781)	Ps.	(11,161)	Ps.	(225)	Ps.	(1,249)	Ps.	(3,852)	Ps.	(16,487)	Ps.	(17,268)

Carrying Amount	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
As of December 31 2023	Ps.	73,952	Ps.	45,522	Ps.	12,898	Ps.	1,483	Ps.	133,855	Ps.	4,602	Ps.	169	Ps.	1,037	Ps.	3,555	Ps.	9,363	Ps.	143,218
As of December 31 2024	Ps.	73,864	Ps.	46,624	Ps.	12,183	Ps.	1,550	Ps.	134,221	Ps.	7,044	Ps.	232	Ps.	1,170	Ps.	3,669	Ps.	12,115	Ps.	146,336
As of December 31 2025	Ps.	73,462	Ps.	46,102	Ps.	11,670	Ps.	1,540	Ps.	132,774	Ps.	6,879	Ps.	357	Ps.	1,396	Ps.	4,100	Ps.	12,732	Ps.	145,506

For the years ended December 31, 2025, 2024 and 2023, allocation for amortization expense is as follows:

	2025		2024		2023

Cost of goods sold	Ps.	175	Ps.	49	Ps.	1,229
Administrative expenses		1,067		649		1,257
Selling expenses		1,325		1,919		809
	Ps.	2,567	Ps.	2,617	Ps.	3,295

The average remaining period for the Company’s intangible assets that are subject to amortization is as follows:

Years
Technology Costs and Management Systems	3 - 11
Customer Relationships	10 - 12
Alcohol Licenses	12

Coca-Cola FEMSA Impairment Tests for cash-generating Units Containing Goodwill, Distribution Rights and Other indefinite lived intangible assets
For the purpose of impairment testing, goodwill and distribution rights are allocated and monitored on an individual country basis, which is considered to be the CGU.

The aggregate carrying amounts of goodwill, distribution rights and other indefinite lived intangible assets allocated to each CGU are as follows:

	December 31, 2025		December 31, 2024
Mexico	Ps.	56,971	Ps.	57,689
Guatemala		1,608		1,695
Nicaragua		371		404
Costa Rica		1,580		1,439
Panama		1,086		1,170
Colombia		4,227		3,638
Brazil		27,996		28,199
Argentina		422		512
Uruguay		2,393		2,452
Total	Ps.	96,654	Ps.	97,198

The foregoing forecasts were projected based on actual operating results and the five- year business plan that reflect the outcomes that Coca-Cola FEMSA considers most likely to occur based on the current situation of each of the CGUs including the macroeconomic factors in each CGU, the foregoing forecasts could differ from the results obtained over time. Sustainability- and climate-related risks and opportunities are incorporated into long range planning cash flows. Coca-Cola FEMSA allocates resources to sustainability- and climate-related strategic initiatives through financial planning, investment prioritization, and disciplined operational execution, designed to support the implementation and continuity of its climate and sustainability strategy while strengthening business resilience across multiple time horizons. However, these forecasts may differ from actual results as time progresses.

The value in use of CGUs is determined based on the method of discounted cash flows. The key assumptions used to calculate value in use are: expected volume growth rate, expected annual long-term inflation, and the WACC used to discount the projected flows.

To determine the discount rate, Coca-Cola FEMSA uses the WACC for each of the cash generating units in real terms and as described in following paragraphs.

The estimated discount rates to perform the impairment test for each CGU considers market participants’ assumptions. Market participants were selected considering the size, operations and characteristics of the businesses that are similar to those of Coca-Cola FEMSA.

The discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated into the projected cash flows. The discount rate calculation is based on the opportunity cost to a market participant, considering the specific circumstances of Coca-Cola FEMSA and its operating segments and is derived from its WACC. The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by Coca-Cola FEMSA’s investors. The cost of debt is based on the interest-bearing of Coca-Cola FEMSA, which is equivalent to the cost of debt based on the conditions that a creditor would assess in the market. Segment-specific risk is incorporated by applying beta factors which are evaluated annually based on publicly available market data.

Market participant assumptions are important because, not only do they include industry data for growth rates, management also assesses how the CGU’s position, relative to its competitors, might change over the forecasted period.
The key assumptions used for the value-in-use calculations are as follows:
•Cash flows were projected based on actual operating results and the five-year business plan.
•For discounting cash flows to get the recoverable amount of the units, Coca-Cola FEMSA applies the WACC for each CGU, and the calculation assumes a size premium adjustments.
The key assumptions by CGU for impairment testing as of December 31, 2025 were as follows:

	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation	Expected Volume Growth Rates
CGU			2026‑2030	2026‑2030
Mexico	8.8%	6.2%	3.9%	5.0%
Brazil	11.4%	7.2%	3.9%	3.3%
Colombia	10.5%	7.9%	3.4%	3.5%
Argentina	16.8%	11.8%	10.1%	5.2%
Guatemala	8.8%	6.8%	3.8%	7.3%
Costa Rica	10.8%	7.9%	2.3%	6.1%
Nicaragua	21.6%	14.1%	3.3%	6.2%
Panama	11.3%	8.6%	1.0%	5.6%
Uruguay	9.0%	6.8%	4.5%	4.5%

The key assumptions by CGU for impairment testing as of December 31, 2024 were as follows:

	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation	Expected Volume Growth Rates
CGU			2025‑2029	2025‑2029
Mexico	9.0%	6.3%	4.1%	5.4%
Brazil	10.9%	6.8%	3.6%	4.1%
Colombia	12.0%	7.9%	3.1%	6.6%
Argentina	16.0%	12.0%	35.1%	4.5%
Guatemala	9.5%	7.2%	4.0%	11.9%
Costa Rica	12.0%	8.5%	2.8%	6.6%
Nicaragua	23.0%	13.1%	3.5%	6.5%
Panama	11.7%	9.1%	1.8%	6.3%
Uruguay	9.5%	7.1%	5.1%	4.2%

Sensitivity to Changes in Assumptions
On December 31, 2025, Coca-Cola FEMSA performed an additional impairment sensitivity calculation, taking into account an adverse change in post-tax WACC, according to the country risk premium, using for each country the relative standard deviation between equity and sovereign bonds and an additional sensitivity to the volume of 100 basis points and concluded that no impairment would be recorded.

CGU	Change in post-tax WACC		Change in Expected Volume Growth CAGR (1)	Effect on Valuation
Mexico	+0.6	p.p.	-1.0%	Passes by 3.7x
Brazil	+0.9	p.p.	-1.0%	Passes by 1.8x
Colombia	+1.2	p.p.	-1.0%	Passes by 3.2x
Argentina	+2.3	p.p.	-1.0%	Passes by 3.7x
Guatemala	+0.7	p.p.	-1.0%	Passes by 5.7x
Costa Rica	+0.7	p.p.	-1.0%	Passes by 4.6x
Nicaragua	+3.4	p.p.	-1.0%	Passes by 1.4x
Panama	+0.9	p.p.	-1.0%	Passes by 2.1x
Uruguay	+0.2	p.p.	-1.0%	Passes by 3.4x

(1)Compound Annual Growth Rate (“CAGR”).

The values assigned to the key assumptions represent management’s assessment of future trends in the industry and are based on both external sources and internal sources (historical data). Coca-Cola FEMSA consistently applied its methodology to determine CGU specific WACC’s to perform its annual impairment testing.

Health Division Impairment Test for cash-generating Units Containing Goodwill and Trademark Rights

For the purpose of impairment testing, goodwill and trademark rights are allocated and monitored on an individual country basis. The Company has identified its cash-generating units as follows: Mexico, Chile, Colombia and Ecuador.

As of December 31, 2025 the Health Division has goodwill and trademark rights allocated to cash-generating units across all countries in which the Company operates with a total carrying amount of Ps. 7,523. The aggregate carrying amounts of goodwill and trademark rights allocated to each CGU as of December 31, 2025 are as follows: Chile Ps. 6,742, Colombia Ps. 762 and Ecuador Ps. 19. The aggregate carrying amounts of goodwill and trademark rights allocated to each CGU as of December 31, 2024 are as follows: Chile Ps. 6,383, Colombia Ps. 660 and Ecuador Ps. 31. Mexico CGU was impaired in 2024 for Ps. 1,975.
The recoverable amounts are based on the value in use. The value in use of CGUs is determined based on the method of discounted cash flows. The key assumptions used in projecting cash flows are: expected sales growth rates, expected annual long-term inflation, and the WACC used to discount the projected cash flows. The cash flow forecasts could differ from the results obtained over time; however, the Company prepares its estimates based on the current situation of each of the CGUs or group of CGUs.
To determine the discount rate, the Company uses the WACC as determined for each of the cash generating units or group of the cash-generating units in real terms and as described in the following paragraphs.
The discount rates represent the current market assessment of the risks specific to each CGU or group of CGUs, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the opportunity cost to a market participant, considering the specific circumstances of the Company and its operating segments and is derived from its WACC.
Market participant assumptions are important because, not only do they include industry data for growth rates, management also assesses how the CGU’s position, relative to its competitors, might change over the forecasted period.
The key assumptions used for the value-in-use calculations are as follows:
•Cash flows were projected based on actual operating results and the five-year business plan.
•For discounting cash flows to get the recoverable amount of the units, the Company applies the WACC for each CGU, and the calculation assumes a size premium adjustments.
The key assumptions by the significant CGU (Chile) in the Health Division (Mexico, Colombia and Ecuador are insignificant) for impairment test as of December 31, 2025 was as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2026‑2030	Expected Sales Growth Rate
Chile	8.2%	7.2%	3.2%	3.0%

The key assumptions by the significant CGU in the Health Division for impairment test as of December 31, 2024 was as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2025‑2029	Expected Sales Growth Rates 2025‑2029
Chile	6.8%	5.9%	3.1%	1.9%

The values assigned to the key assumptions represent management’s assessment of future trends in the industry and are based on both external sources and internal sources (historical data). The Company consistently applied its methodology to determine CGU specific WACCs to perform its annual impairment testing.
Sensitivity to Changes in Assumptions
On December 31, 2025, the Company performed an additional impairment sensitivity calculation, taking into account an adverse change in post-tax WACC, according to the country risk premium, using for each country the relative standard deviation between equity and sovereign bonds and a sensitivity analysis of sales that would be affected considering a contraction in economic conditions as a result of lower purchasing power of customers, which based on management estimation considered to be reasonably possible an effect of 50 basis points in the sale’s CAGR, concluding that no impairment would be recognized.
The sensitivity test by the significant CGU in the Health Division as of December 31, 2025 was as follows:

CGU	Change in WACC		Change in Expected Sales Growth Rates CAGR	Effect on Valuation
Chile	0.2	p.p.	(0.5)%	Passes by 0.4x

Valora impairment testing for cash-generating units containing goodwill.
The Company has identified its cash-generating units as a retail food distribution platform located in Europe for impairment testing purposes for goodwill and trademark rights.

As of December 31, 2025 Valora has a goodwill and trademarks allocated in the cash generating unit with a total carrying amount of Ps. 22,642.
The recoverable amounts are based on the value in use. The value in use of the CGU is determined based on the method of discounted cash flows. The key assumptions used in projecting cash flows are: expected sales growth rates, expected annual long-term inflation, and the WACC used to discount the projected cash flows. The cash flow forecasts could differ from the results obtained over time; however, the Company prepares its estimates based on the current situation of the CGU.

To determine the discount rate, the Company uses the WACC as determined for each of the cash generating units or group of the cash generating units in real terms and as described in following paragraphs.

The discount rates represent the current market assessment of the risks specific to the CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the opportunity cost to a market participant, considering the specific circumstances of the Company and its operating segments and is derived from its WACC.
Market participant assumptions are important because, not only do they include industry data for growth rates, management also assesses how the CGU’s position, relative to its competitors, might change over the forecasted period.

The key assumptions used for the value-in-use calculations are as follows:
•Cash flows were projected based on actual operating results and the five-year business plan.
•For discounting cash flows to get the recoverable amount of the units, the Company applies the WACC for the CGU, and the calculation assumes a size premium adjustment.

The key assumptions by CGU for impairment test as of December 31, 2025 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2026‑2030	Expected Sales Growth Rates
Valora	5.4%	5.0%	0.9%	5.7%

The key assumptions by CGU for impairment test as of December 31, 2024 was as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2025‑2029	Expected Sales Growth Rates 2025‑2029
Valora	5.7%	5.3%	1.0%	4.5%

The values assigned to the key assumptions represent management’s assessment of future trends in the industry and are based on both external sources and internal sources (historical data). The Company consistently applied its methodology to determine CGU specific WACC’s to perform its annual impairment testing.

Sensitivity to Changes in Assumptions

On December 31, 2025, the Company performed an additional impairment sensitivity calculation, taking into account an effect of 50 basis points in the sale’s compound annual growth rate (“CAGR”), concluding that no impairment would be recognized.

CGU	Change in Expected Sales Growth CAGR	Effect on Valuation
Valora	(0.5)%	Passes by -0.12x